Cover	Mar. 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2025
Entity File Number	000-56421
Entity Registrant Name	ASIAFIN HOLDINGS CORP.
Entity Central Index Key	0001828748
Entity Tax Identification Number	37-1950147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Suite 30.02, 30th Floor,
Entity Address, Address Line Two	Menara KH (Promet)
Entity Address, Address Line Three	Jalan Sultan Ismail
Entity Address, City or Town	Kuala Lumpur,
Entity Address, Country	MY
Entity Address, Postal Zip Code	50250
City Area Code	+603
Local Phone Number	21487170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false